SCHEDULE OF ACQUIRED INTANGIBLE ASSETS (Details) - Titan Trucking LLC [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Customer lists	$ 687,500
Less: accumulated amortization
Net book value	$ 687,500